Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$41,129	$13,872	$110,891	$67,305
Rest of Europe	80,466	91,696	253,740	258,641
U.S.	129,564	103,992	351,548	290,382
Rest of World	34,343	31,212	98,663	86,786
Total	$285,502	$240,772	$814,842	$703,114
* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$261,524	$221,226	$750,381	$650,233
Central laboratory	23,978	19,546	64,461	52,881
Total	$285,502	$240,772	$814,842	$703,114

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(435)	$-	$(435)
Rest of Europe	5,261	-	5,261
U.S.	13,956	-	13,956
Rest of World	2,097	-	2,097
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(17,389)	(1,479)	$(18,868)
Rest of Europe	7,535	(1,197)	6,338
U.S.	8,730	(2,139)	6,591
Rest of World	2,257	-	2,257
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(4,961)	$(2,075)	$(7,036)
Rest of Europe	22,229	(546)	21,683
U.S.	24,875	(2,650)	22,225
Rest of World	7,108	(365)	6,743
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)
Rest of Europe	24,376	(3,000)	21,376
U.S.	21,621	(5,253)	16,368
Rest of World	5,799	-	5,799
Total	$32,610	$(9,817)	$22,793

Distribution of Income from Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$19,845	$-	$19,845
Central laboratory	1,034	-	1,034
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$1,007	(4,815)	$(3,808)
Central laboratory	126	-	126
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$46,084	$(5,478)	$40,606
Central laboratory	3,167	(158)	3,009
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$34,623	$(8,272)	$26,351
Central laboratory	(2,013)	(1,545)	(3,558)
Total	$32,610	$(9,817)	$22,793

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$107,960	$109,953
Rest of Europe	15,344	16,419
U.S.	32,445	33,086
Rest of World	9,332	9,003
Total	$165,081	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$147,986	$150,169
Central laboratory	17,095	18,292
Total	$165,081	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,380	$3,628	$13,381	$9,810
Rest of Europe	1,691	2,121	5,430	5,557
U.S.	3,631	2,995	10,568	9,463
Rest of World	899	923	2,854	3,139
Total	$10,601	$9,667	$32,233	$27,969

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$9,604	$8,496	$29,506	$24,193
Central laboratory	997	1,171	2,727	3,776
Total	$10,601	$9,667	$32,233	$27,969

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$433,171	$414,510
Rest of Europe	237,288	216,313
U.S.	415,761	363,527
Rest of World	49,009	41,117
Total	$1,135,229	$1,035,467

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,073,526	$980,283
Central laboratory	61,703	55,184
Total	$1,135,229	$1,035,467